Impairment loss on investments in associated companies - Impairments of Investments in Associated Companies and Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0	$ 0	$ 302	$ 841
Associated Companies And Joint Ventures
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0	0	302	841
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments			302
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0	0	0	36
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0	0	248	723
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0	0	0	82
Member Interest and Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0	$ 0	$ 54	$ 0